Financial Instruments-Risk Management - Additional Information (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2024	Oct. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Market value of collateral accepted	[1]	$ 429,736	$ 406,310
Assets acquired in exchange of loans		312	334
Decreases (increases) in the Bank's before-tax annual earnings		45	63
The unrealized foreign currency translation losses		324	356
Reverse repurchase agreements [member]
Disclosure of detailed information about financial instruments [line items]
Market value of collateral accepted		359,000	315,000
Standard securities borrowing agreements [member]
Disclosure of detailed information about financial instruments [line items]
Market value of collateral accepted		300,000	313,000
Collateral not sold or re-pledged		$ 60,000	75,000
Retail [member] | AIRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of residential mortgage portfolio insured		24.00%
Percentage of residential mortgage portfolio uninsured to average loan value		51.00%
Retail [member] | Standardized portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount		$ 127,000	125,000
Retail [member] | Standardized portfolio [member] | Real estate secured [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount		64,000	65,000
Non retail [member] | Standardized portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Credit risk exposure default amount		$ 93,000	$ 87,000
Top of range [member] | Retail [member] | Standardized portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Secured mortgage loans to value ratio		80.00%

[1]	Includes assets that have been received from counterparties through normal course of business in securities financing and derivative transactions.